Income taxes and deferred taxes - Effective tax rate (Details) - Consolidated entity - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Loss for the period before taxes	€ (24,639)	€ (12,152)	€ (8,384)
Company statutory income tax rate	25.00%	25.00%	29.58%
Income tax at company statutory tax rate	€ 6,160	€ 3,038	€ 2,480
Foreign tax rate differential	8	58	38
Unrecognized DTA on tax losses and temporary differences	(5,650)	(2,681)	(2,132)
Non deductible expenses	(555)	(488)	(426)
Share based payments	(317)
Tax adjustments to the previous period	(57)
Local income taxes	(2,618)
Other temporary differences	49	(20)	(30)
Income tax at company effective tax rate	€ (2,980)	€ (93)	€ (70)
Company effective income tax rate	(12.09%)	(0.77%)	(0.83%)